LEASES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Righ-of-use asset	$ 379,493	$ 602,775
Operating Lease, Liability, Current	303,554	304,326
Operating Lease, Liability, Noncurrent	101,299	$ 328,772
Lease costs	$ 272,980